Income Taxes (Tables)	12 Months Ended
Sep. 30, 2014
Income Taxes
Schedule of income tax expense (benefit) on continuing operations

	Fiscal Year Ended
	September 30, 2014	September 30, 2013	September 30, 2012
	(in millions)
Current:
Federal	$5.3	$30.3	$29.3
State	3.3	9.9	2.1
Foreign	46.3	59.7	63.3

Total current income tax expense	54.9	99.9	94.7

Deferred:
Federal	27.7	5.8	(19.2)
State	5.6	(10.6)	0.6
Foreign	(6.2)	(2.5)	(1.7)

Total deferred income tax expense (benefit)	27.1	(7.3)	(20.3)

Total income tax expense	$82.0	$92.6	$74.4

Major elements contributing to the difference between the U.S. federal statutory rate of 35.0% and the effective tax rate

	Fiscal Year Ended
	September 30, 2014		September 30, 2013		September 30, 2012
	Amount	%	Amount	%	Amount	%
	(in millions)
Tax at federal statutory rate	$110.2	35.0%	$117.5	35.0%	$6.1	35.0%
State income tax, net of federal benefit	5.0	1.6	2.5	0.7	1.1	6.3
U.S. income tax credits and incentives	(3.5)	(1.1)	(10.8)	(3.2)	(2.9)	(16.6)
Foreign tax rate differential	(22.5)	(7.2)	(9.9)	(2.9)	(25.4)	(145.1)
Foreign Research and Experimentation credits	(3.6)	(1.1)	(3.9)	(1.1)	(5.8)	(33.3)
Goodwill impairment	—	—	—	—	101.1	578.3
Change in uncertain tax positions	(4.5)	(1.4)	(7.3)	(2.2)	(4.1)	(23.4)
Valuation allowance	6.3	2.0	1.6	0.5	0.5	2.7
Domestic production activities deduction	(11.7)	(3.7)	(2.6)	(0.8)	(1.2)	(6.8)
Nondeductible transaction costs	2.8	0.9	—	—	1.3	7.6
Other items, net	3.5	1.1	5.5	1.6	3.7	21.0

Total income tax expense	$82.0	26.1%	$92.6	27.6%	$74.4	425.7%

Schedule of deferred tax assets (liabilities)

	Fiscal Year Ended
	September 30, 2014	September 30, 2013
	(in millions)
Deferred tax assets:
Compensation and benefit accruals not currently deductible	$65.5	$74.7
Net operating loss carry forwards	69.3	58.1
Self insurance reserves	48.8	54.7
Research and Experimentation and other tax credits	34.2	38.3
Pension liability	59.4	58.5
Accrued liabilities	63.7	56.1
Investments in joint ventures/non-controlled subsidiaries	20.7	13.9
State taxes	1.5	0.9
Other	4.0	4.2

Total deferred tax assets	367.1	359.4

Deferred tax liabilities:
Unearned revenue	(122.9)	(139.3)
Depreciation and amortization	(59.2)	(20.1)
Acquired intangible assets	(14.8)	(15.8)

Total deferred tax liabilities	(196.9)	(175.2)

Valuation allowance	(27.1)	(20.8)

Net deferred tax assets	$143.1	$163.4

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits

	Fiscal Year Ended
	September 30, 2014	September 30, 2013
	(in millions)
Balance at the beginning of the year	$53.7	$55.8
Gross increase in prior years' tax positions	3.3	7.2
Gross decrease in prior years' tax positions	(7.6)	(5.6)
Decrease due to settlement with tax authorities	(2.0)	(1.6)
Gross increase in current period's tax positions	2.2	3.8
Lapse of statute of limitations	(2.1)	(5.9)

Balance at the end of the year	$47.5	$53.7